Expense Example	Prospectus #1 Delaware VIP Emerging Markets Series Standard Class Expense Example, with Redemption, 1 Year	Prospectus #1 Delaware VIP Emerging Markets Series Standard Class Expense Example, with Redemption, 3 Years	Prospectus #1 Delaware VIP Emerging Markets Series Standard Class Expense Example, with Redemption, 5 Years	Prospectus #1 Delaware VIP Emerging Markets Series Standard Class Expense Example, with Redemption, 10 Years	Prospectus #2 Delaware VIP Emerging Markets Series Service Class Expense Example, with Redemption, 1 Year	Prospectus #2 Delaware VIP Emerging Markets Series Service Class Expense Example, with Redemption, 3 Years	Prospectus #2 Delaware VIP Emerging Markets Series Service Class Expense Example, with Redemption, 5 Years	Prospectus #2 Delaware VIP Emerging Markets Series Service Class Expense Example, with Redemption, 10 Years	Prospectus #3 Delaware VIP Small Cap Value Series Standard Class Expense Example, with Redemption, 1 Year	Prospectus #3 Delaware VIP Small Cap Value Series Standard Class Expense Example, with Redemption, 3 Years	Prospectus #3 Delaware VIP Small Cap Value Series Standard Class Expense Example, with Redemption, 5 Years	Prospectus #3 Delaware VIP Small Cap Value Series Standard Class Expense Example, with Redemption, 10 Years	Prospectus #4 Delaware VIP Small Cap Value Series Service Class Expense Example, with Redemption, 1 Year	Prospectus #4 Delaware VIP Small Cap Value Series Service Class Expense Example, with Redemption, 3 Years	Prospectus #4 Delaware VIP Small Cap Value Series Service Class Expense Example, with Redemption, 5 Years	Prospectus #4 Delaware VIP Small Cap Value Series Service Class Expense Example, with Redemption, 10 Years	Prospectus #5 Delaware VIP Fund for Income Series Standard Class Expense Example, with Redemption, 1 Year	Prospectus #5 Delaware VIP Fund for Income Series Standard Class Expense Example, with Redemption, 3 Years	Prospectus #5 Delaware VIP Fund for Income Series Standard Class Expense Example, with Redemption, 5 Years	Prospectus #5 Delaware VIP Fund for Income Series Standard Class Expense Example, with Redemption, 10 Years	Prospectus #5 Delaware VIP Growth Equity Series Standard Class Expense Example, with Redemption, 1 Year	Prospectus #5 Delaware VIP Growth Equity Series Standard Class Expense Example, with Redemption, 3 Years	Prospectus #5 Delaware VIP Growth Equity Series Standard Class Expense Example, with Redemption, 5 Years	Prospectus #5 Delaware VIP Growth Equity Series Standard Class Expense Example, with Redemption, 10 Years	Prospectus #5 Delaware VIP Equity Income Series Standard Class Expense Example, with Redemption, 1 Year	Prospectus #5 Delaware VIP Equity Income Series Standard Class Expense Example, with Redemption, 3 Years	Prospectus #5 Delaware VIP Equity Income Series Standard Class Expense Example, with Redemption, 5 Years	Prospectus #5 Delaware VIP Equity Income Series Standard Class Expense Example, with Redemption, 10 Years	Prospectus #5 Delaware VIP Growth and Income Series Standard Class Expense Example, with Redemption, 1 Year	Prospectus #5 Delaware VIP Growth and Income Series Standard Class Expense Example, with Redemption, 3 Years	Prospectus #5 Delaware VIP Growth and Income Series Standard Class Expense Example, with Redemption, 5 Years	Prospectus #5 Delaware VIP Growth and Income Series Standard Class Expense Example, with Redemption, 10 Years	Prospectus #5 Delaware VIP Opportunity Series Standard Class Expense Example, with Redemption, 1 Year	Prospectus #5 Delaware VIP Opportunity Series Standard Class Expense Example, with Redemption, 3 Years	Prospectus #5 Delaware VIP Opportunity Series Standard Class Expense Example, with Redemption, 5 Years	Prospectus #5 Delaware VIP Opportunity Series Standard Class Expense Example, with Redemption, 10 Years	Prospectus #5 Delaware VIP Limited Duration Bond Series Standard Class Expense Example, with Redemption, 1 Year	Prospectus #5 Delaware VIP Limited Duration Bond Series Standard Class Expense Example, with Redemption, 3 Years	Prospectus #5 Delaware VIP Limited Duration Bond Series Standard Class Expense Example, with Redemption, 5 Years	Prospectus #5 Delaware VIP Limited Duration Bond Series Standard Class Expense Example, with Redemption, 10 Years	Prospectus #5 Delaware VIP Special Situations Series Standard Class Expense Example, with Redemption, 1 Year	Prospectus #5 Delaware VIP Special Situations Series Standard Class Expense Example, with Redemption, 3 Years	Prospectus #5 Delaware VIP Special Situations Series Standard Class Expense Example, with Redemption, 5 Years	Prospectus #5 Delaware VIP Special Situations Series Standard Class Expense Example, with Redemption, 10 Years	Prospectus #5 Delaware VIP International Series Standard Class Expense Example, with Redemption, 1 Year	Prospectus #5 Delaware VIP International Series Standard Class Expense Example, with Redemption, 3 Years	Prospectus #5 Delaware VIP International Series Standard Class Expense Example, with Redemption, 5 Years	Prospectus #5 Delaware VIP International Series Standard Class Expense Example, with Redemption, 10 Years	Prospectus #5 Delaware VIP Total Return Series Standard Class Expense Example, with Redemption, 1 Year	Prospectus #5 Delaware VIP Total Return Series Standard Class Expense Example, with Redemption, 3 Years	Prospectus #5 Delaware VIP Total Return Series Standard Class Expense Example, with Redemption, 5 Years	Prospectus #5 Delaware VIP Total Return Series Standard Class Expense Example, with Redemption, 10 Years	Prospectus #5 Delaware VIP Investment Grade Series Standard Class Expense Example, with Redemption, 1 Year	Prospectus #5 Delaware VIP Investment Grade Series Standard Class Expense Example, with Redemption, 3 Years	Prospectus #5 Delaware VIP Investment Grade Series Standard Class Expense Example, with Redemption, 5 Years	Prospectus #5 Delaware VIP Investment Grade Series Standard Class Expense Example, with Redemption, 10 Years	Prospectus #6 Delaware VIP International Series Service Class Expense Example, with Redemption, 1 Year	Prospectus #6 Delaware VIP International Series Service Class Expense Example, with Redemption, 3 Years	Prospectus #6 Delaware VIP International Series Service Class Expense Example, with Redemption, 5 Years	Prospectus #6 Delaware VIP International Series Service Class Expense Example, with Redemption, 10 Years	Prospectus #7 Delaware VIP Total Return Series Service Class Expense Example, with Redemption, 1 Year	Prospectus #7 Delaware VIP Total Return Series Service Class Expense Example, with Redemption, 3 Years	Prospectus #7 Delaware VIP Total Return Series Service Class Expense Example, with Redemption, 5 Years	Prospectus #7 Delaware VIP Total Return Series Service Class Expense Example, with Redemption, 10 Years	Prospectus #7 Delaware VIP Investment Grade Series Service Class Expense Example, with Redemption, 1 Year	Prospectus #7 Delaware VIP Investment Grade Series Service Class Expense Example, with Redemption, 3 Years	Prospectus #7 Delaware VIP Investment Grade Series Service Class Expense Example, with Redemption, 5 Years	Prospectus #7 Delaware VIP Investment Grade Series Service Class Expense Example, with Redemption, 10 Years
USD ($)	125	418	732	1,624	156	511	890	1,954	80	249	433	966	110	343	595	1,317	83	265	470	1,061	82	259	454	1,020	78	249	443	1,002	74	232	407	915	85	280	508	1,163	54	225	469	1,166	82	264	472	1,069	88	293	535	1,228	88	296	545	1,257	64	222	413	967	118	405	713	1,587	118	390	705	1,599	95	316	576	1,319